Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net loss attributable to common stockholders									$ (374,080)	$ (59,400)	$ (81,978)
Basic - weighted average shares outstanding (in shares)	109,082	108,856	108,714	108,423	105,947	96,275	96,170	95,860	108,771	98,689	91,226
Dilutive effect of stock options and restricted stock (in shares)									0	0	0
Diluted - weighted average shares outstanding (in shares)	109,082	108,856	108,714	110,857	108,581	96,275	96,170	95,860	108,771	98,689	91,226
Loss per share
Basic (in dollars per share)	$ (3.52)	$ (0.03)	$ (0.14)	$ 0.26	$ 0.46	$ (0.15)	$ (0.81)	$ (0.16)	$ (3.44)	$ (0.60)	$ (0.90)
Diluted (in dollars per share)	$ (3.52)	$ (0.03)	$ (0.14)	$ 0.25	$ 0.45	$ (0.15)	$ (0.81)	$ (0.16)	$ (3.44)	$ (0.60)	$ (0.90)